CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of detailed information about cash and cash equivalents [Text Block]
As of the date of these consolidated financial statements, there are no amounts of cash and cash equivalents with restrictions on use.

	12-31-2019	12-31-2018
Components of Cash and Cash Equivalents	ThU.S.$	ThU.S.$
Cash on hand	177	126
Bank checking account balances	314,804	327,006
Time deposits	611,073	478,775
Mutual funds	633,958	270,035
Total	1,560,012	1,075,942

Disclosure of detailed information about risk classification of mutual funds investments [Text Block]
The risk classification of the mutual funds in effect as of
December 31
, 2019 and December 31, 2018 is shown below.

	12-31-2019 ThU.S.$	12-31-2018 ThU.S.$
AAAfm	624,534	268,237
No classification	9,424	1,798
Total Mutual Funds	633,958	270,035

Changes in Financial Liabilities

	Opening	Increase (decrease) for changes in	Re-expressed	Cash Flow						Increase (decrease) due to		Closing
	balance 01-01-2019	accounting policies	opening balance	Borrowings obtained	Borrowings paid	Commissions paid	Interest paid	Accrued interest	Inflation adjustment	business combination	Non-cash movements	balance 12-31-2019
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Borrowings from banks	940,435	-	940,435	156,350	(143,998)	(4,797)	(36,902)	31,480	(125)	6,738	(2,159)	947,022
Hedging liabilities	71,599	-	71,599	-	-	-	(29,464)	29,464	-	-	62,676	134,275
Bonds and promissory notes	3,501,654	-	3,501,654	1,986,089	(577,954)	(5,900)	(188,748)	190,765	(66,385)	4,324	(12,102)	4,831,743
Lease liabilities (IFRS 16)	68,187	249,317	317,504	-	(80,323)	-	(10,905)	10,601	(9,339)	4,133	39,354	271,025
Total	4,581,875	249,317	4,831,192	2,142,439	(802,275)	(10,697)	(266,019)	262,310	(75,849)	15,195	87,769	6,184,065

	Opening	Cash Flow						Closing
	balance 01-01-2018	Borrowings obtained	Borrowings paid	Interest paid	Accrued interest	Inflation adjustment	Non-cash movements	balance 12-31-2018
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Borrowings from banks	858,457	534,474	(453,789)	(28,397)	30,133	761	(1,204)	940,435
Hedging liabilities	5,393	-	-	(803)	-	(138)	67,147	71,599
Bonds and promissory notes	3,302,685	329,077	(21,495)	(143,080)	144,116	(112,773)	3,124	3,501,654
Lease liabilities (IFRS 16)	112,376	-	(6,624)	-	-	(1,431)	(36,134)	68,187
Total	4,278,911	863,551	(481,908)	(172,280)	174,249	(113,581)	32,933	4,581,875